Pledged Assets - Additional Information (Detail) - TWD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Certificates of deposit [member]
Disclosure of Pledged Assets [Line Items]
Financial assets pledged as collateral	$ 135.4	$ 114.5